Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 2,173,189	$ 2,785,965
Zhejiang Yiwu Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	840,114	849,123
Ning Bo Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	1,221,985	1,235,087
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans		589,474
Zhejiang Mingtai Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 111,090	$ 112,281